Annual Total Returns [BarChart] - iShares ESG Aware 1-5 Year USD Corporate Bond ETF - iShares ESG Aware 1-5 Year USD Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2018	0.83%
Annual Return 2019	6.95%
Annual Return 2020	5.02%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.55%.